Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

15. Related Party Transactions

The Company has a consulting agreement with PharmNet, a Contract Research Organization for the use of consulting time provided by Steven Leventer Ph.D who is Vice President and General Manager of the Neuroscience division at Pharmanet. Dr. Leventer is a member of the Pharmos Board of Directors and serves on its Audit Committee. During 2011 and 2010 the Company paid fees to Pharmanet of $7,350 and $20,000 respectively. The consulting agreement expires in June of 2012 and is renewable.